As filed with the Securities and Exchange Commission on November 13, 2018

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 573	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 574	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin , Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 573 relates to the following funds:

JPMorgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 13th day of November, 2018.

JPMORGAN TRUST I

By:	BRIAN S. SHLISSEL*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 13, 2018.

	JOHN F. FINN*	PETER C. MARSHALL*
	John F. Finn Trustee	Peter C. Marshall Trustee

	STEPHEN FISHER*	MARY E. MARTINEZ*
	Stephen Fisher Trustee	Mary E. Martinez Trustee

MARILYN MCCOY*
	Kathleen M. Gallagher Trustee	Marilyn McCoy Trustee

	DR. MATTHEW GOLDSTEIN*	MITCHELL M. MERIN*
	Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

	DENNIS P. HARRINGTON*	ROBERT A. ODEN, JR.*
	Dennis P. Harrington Trustee	Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*	MARIAN U. PARDO*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	RAYMOND KANNER*	JAMES J. SCHONBACHLER*
	Raymond Kanner Trustee	James J. Schonbachler Trustee

	TIMOTHY J. CLEMENS*	BRIAN S. SHLISSEL*
	Timothy J. Clemens Treasurer and Principal Financial Officer	Brian S. Shlissel President and Principal Executive Officer

*By	/S/ ELIZABETH A. DAVIN
Elizabeth A. Davin Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase